Certain Relationships and Related Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sidley Austin LLP
Related Party Transaction [Line Items]
Legal expense	$ 11	$ 10	$ 10